Other Related Party Transactions - Membership and Service Agreements (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2022	Feb. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Revenue			$ 61,000	$ 143,000	$ 170,000
Total expenses			59,000	85,000	81,000
LatamCo
Related Party Transaction [Line Items]
Joint venture, reimbursement payable waived		$ 7,000
Affiliated Entity
Related Party Transaction [Line Items]
Fee reimbursement liability, maximum						$ 50,000
Fee reimbursement liability			8,000	15,000
Affiliated Entity | SBG | Membership and Service Agreements
Related Party Transaction [Line Items]
Revenue	$ 3,000		45,000	119,000	142,000
Total expenses			5,000	21,000	20,000
Other Affiliates | Membership and Service Agreements
Related Party Transaction [Line Items]
Revenue			9,000	14,000	23,000
Total expenses			$ 0	$ 0	$ 6,000